                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kensico Capital Management Corp.

Address:  55 Railroad Ave., 2nd Floor
          Greenwich, CT 06830


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anna Warshawsky
Title:    Account Manager
Phone:    (212) 713-9451


Signature, Place, and Date of Signing:

/s/ Anna Warshawsky                 NY, NY                    11/15/2005
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

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       Item 1               Item 2     Item 3      Item 4   Item 5           Item 6           Item 7      Item 8
                                                            SHARES OF                 SHARED          VOTING AUTHORITY
NAME OF ISSUER              TITLE OF   CUSIP      FAIR      PRINCIPAL  Sole   SHARED  OTHER    MANA-  Sole              Shared  None
                            CLASS      NUMBER     MKT VAL   AMOUNT     (A)    (B)     (C)      GERS   (A)               (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ACTIVCARD S A SPONSORED AD  OTC EQ     00506J107  6305848   1456316    X                       KENP   1456316
ADVANCED MICRO DEVICES INC  COMMON     7903107    5193720   206100     X                       KENP   206100
AKSYS LTD                   OTC EQ     10196103   105500    50000      X                       KENP   50000
ALLEGHENY ENERGY INC        COMMON     17361106   14592000  475000     X                       KENP   475000
ALTRIA GROUP INC            COMMON     02209S103  49798992  675607     X                       KENP   675607
ARRIS GROUP INC             OTC EQ     04269Q100  4949427   417321     X                       KENP   417321
ASHLAND INC                 COMMON     44209104   17825948  322700     X                       KENP   322700
ATI TECHOLOGIES INC         OTC EQ     1941103    11200790  803500     X                       KENP   803500
BAUER EDDIE HLDGS INC       OTC EQ     71625107   3187800   128800     X                       KENP   128800
BERKSHIRE HATHAWAY INC-DEL  COMMON     84670108   15744000  192        X                       KENP   192
BOWNE & CO INC              COMMON     103043105  5537375   387500     X                       KENP   387500
BROOKLINE BANCORP INC       OTC EQ     11373M107  1248024   78889      X                       KENP   78889
BROOKSTONE INC              OTC EQ     114537103  2297088   115200     X                       KENP   115200
CBIZ INC                    OTC EQ     124805102  6920700   1357000    X                       KENP   1357000
C-COR.NET CORPORATION       OTC EQ     125010108  5372001   795852     X                       KENP   795852
CERIDIAN CORP               COMMON     156779100  31828425  1533900    X                       KENP   1533900
CITIZENS COMMUNICATIONS CO  COMMON     17453B101  12765455  942100     X                       KENP   942100
DELPHI AUTOMOTIVE SYS CORP  COMMON     247126105  902796    327100     X                       KENP   327100
DICKS SPORTING GOODS INC    COMMON     253393102  6305034   209400     X                       KENP   209400
DURA AUTOMOTIVE SYSTEMS IN  OTC EQ     265903104  1019472   253600     X                       KENP   253600
ECHOSTAR COMMUNICATIONS CO  OTC EQ     278762109  31969310  1081140    X                       KENP   1081140
ERIE INDEMNITY CO-CL A      OTC EQ     29530P102  22238820  421589     X                       KENP   421589
GEMSTAR TV GUIDE INTL INC   OTC EQ     36866W106  1623149   548361     X                       KENP   548361
GEN PROBE INC               OTC EQ     36866T103  3383567   68424      X                       KENP   68424
GENERAL MOTORS CORP         COMMON     370442105  3561535   116352     X                       KENP   116352
GETTY REALTY CORP NEW       COMMON     374297109  3243506   112700     X                       KENP   112700
GOODYEAR TIRE & RUBBER CO   COMMON     382550101  2550836   163620     X                       KENP   163620
GSI COMMCERCE INC           OTC EQ     36238G102  8248550   414500     X                       KENP   414500
GUIDANT CORP                COMMON     401698105  7646790   111000     X                       KENP   111000
HARMAN INTERNATIONAL        COMMON     413086109  69441330  679000     X                       KENP   679000
HASBRO INC                  COMMON     418056107  4006635   203900     X                       KENP   203900
INTERGRAPH CORP             OTC EQ     458683109  64579258  1444403    X                       KENP   1444403
INVESTORS FINANCIAL SERVIC  OTC EQ     461915100  4020380   122200     X                       KENP   122200
ITC HOLDINGS CORP           COMMON     465685105  2173500   75000      X                       KENP   75000
NORTHEAST UTILITIES         COMMON     664397106  5316675   266500     X                       KENP   266500
NOVELIS INC                 COMMON     67000X106  79027840  3686000    X                       KENP   3686000
NTL INC DEL                 OTC EQ     62940M104  27788800  416000     X                       KENP   416000
OCA INC                     COMMON     67083Q101  1431450   954300     X                       KENP   954300
ORACLE SYSTEMS CORP         OTC EQ     68389X105  1860000   150000     X                       KENP   150000
PACTIV CORP                 COMMON     695257105  6534960   373000     X                       KENP   373000
PHARMACEUTICAL PRODUCT      OTC EQ     717124101  6814935   118500     X                       KENP   118500
PUT BIOMET INC JAN 35       PUT OP     0906136MG  871250    348500     X                       KENP   348500
PUT INVESTOR FIN OCT 40     PUT OP     4619155VH  786500    110000     X                       KENP   110000
PUT INVESTOR FIN OCT 45     PUT OP     4619155VI  148230    12200      X                       KENP   12200
PUT MEDTRONIC JAN 050       PUT OP     5850556MJ  311725    337000     X                       KENP   337000
PUT ZIMMER HOLDINGS JAN 80  PUT OP     98956P6MP  920190    82900      X                       KENP   82900
R R DONNELLEY & SONS CO     COMMON     257867101  5682831   153300     X                       KENP   153300
RENOVIS INC                 OTC EQ     759885106  7566923   559270     X                       KENP   559270
RSA SECURITY INC            OTC EQ     749719100  14063615  1106500    X                       KENP   1106500
SEACOR HOLDINGS INC         COMMON     811904101  67778107  933840     X                       KENP   933840
SHAW GROUP INC              COMMON     820280105  1405620   57000      X                       KENP   57000
SOLUTIA INC                 OTC EQ     834376105  1807278   2600400    X                       KENP   2600400
SPRINT NEXTEL CORPORATION   COMMON     852061100  41379602  1740101    X                       KENP   1740101
STAAR SURGICAL CO NEW       OTC EQ     852312305  1184700   215400     X                       KENP   215400
SYNAGRO TECHNOLOGIES INC    OTC EQ     871562203  1417520   301600     X                       KENP   301600
TEKTRONIX INC               COMMON     879131100  1120212   44400      X                       KENP   44400
TELEWEST GLOBAL INC         OTC EQ     87956T107  20930400  912000     X                       KENP   912000
TIME WARNER INC             COMMON     887317105  26625322  1470200    X                       KENP   1470200
TXU CORP                    COMMON     873168108  14619653  129515     X                       KENP   129515
UNITED STATES STL CORP NEW  COMMON     912909108  2422420   57200      X                       KENP   57200
UNITEDHEALTH GROUP INC      COMMON     91324P102  12758074  227012     X                       KENP   227012
UROLOGIX INC                OTC EQ     917273104  208116    49200      X                       KENP   49200
VISTEON CORP                COMMON     92839U107  2356002   240900     X                       KENP   240900
WISCONSIN ENERGY CORP       COMMON     976657106  2035920   51000      X                       KENP   51000
WPS RESOURCES CORP          COMMON     92931B106  8392560   145200     X                       KENP   145200

------------------------------------------
                 Subtotals
------------------------------------------
Value Total                 Entry Total
797354991                   65